Organization	12 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1. Organization

Organization

Ruthigen, Inc. (the “Company” or “Ruthigen”) was incorporated under the laws of the State of Nevada on January 18, 2013. The Company was reincorporated from Nevada to Delaware on September 25, 2013. The Company’s principal office is located in Santa Rosa, California. Ruthigen is a biopharmaceutical company focused on the discovery, development, and commercialization of pharmaceutical-grade hypochlorous acid, or HOCl, based therapeutics designed to prevent and treat infection in invasive applications.
The Company closed its initial public offering (“IPO”) on March 26, 2014, pursuant to which an aggregate of 2,650,000 units were sold at a price of $7.25 per unit. Prior to the IPO, the Company was a wholly-owned subsidiary of Oculus Innovative Sciences, Inc. (“Oculus” or “Former Parent”). See Note 6 Stockholders’ Equity — Initial Public Offering and Note 9 Subsequent Events for additional details.
Expenses of the Company include those specifically identifiable to the Company, and in periods prior to the year ended March 31, 2014, expenses specifically identifiable to the Company and allocations of salaries and consulting expenses from Oculus. The allocated expenses were primarily based on the use of estimates. Expenses allocated from the Former Parent were costs which benefited the Company and were required for its operations. Certain general corporate expenses of the Former Parent were not allocated because they did not provide a direct or material benefit to the business. In addition, if the Company had been part of its Former Parent during the periods presented, such general corporate expenses incurred by the Former Parent would not have significantly changed as a result of not having to operate the business. In the opinion of management, the methods of allocating costs were reasonable; however such costs did not necessarily equal costs that the Company would have incurred on a stand-alone basis. Therefore, the financial information included herein may not necessarily reflect assets and liabilities and expenses and cash flows of the Company if operated on a stand-alone basis. To date, the Company has not generated any revenues from its operations.

Reverse Stock Split

On September 25, 2013, the board of directors and the stockholders of the Company approved a 1-for-2.5 reverse stock split of the Company’s outstanding common stock, $0.0001 par value, which was effected on September 25, 2013. In connection with the reverse stock split, every 2.5 shares of common stock were reclassified and combined into one share of common stock. The reverse stock split reduced the number of shares of common stock outstanding from 5,000,000 to 2,000,000. The total number of authorized common stock that the Company shall have the authority to issue as set forth in the Company’s Restated Certificate of Incorporation, as amended, was not proportionally decreased in connection with the reverse stock split.
All common shares and per share amounts contained in the Company’s accompanying financial statements have been retroactively adjusted to reflect a 1-for-2.5 reverse stock split, effective as of September 25, 2013.